Loans and advances to customers - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial assets	$ 1,616,873	$ 1,773,414
Loans and advances - Customers
Financial instruments
Financial assets	751,053	698,276
Collateral provided	6,261	4,123
Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	772,088	723,827
Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	(21,035)	(25,551)	$ (21,970)	$ (21,516)
Financial assets designated at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	10,000	10,844
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets	4,056
Financial assets at fair value through other comprehensive income category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	4,063
Financial assets at amortized cost category | Loans and advances - Customers
Financial instruments
Financial assets	736,997	687,432
Financial assets at amortized cost category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	758,025	712,983
Financial assets at amortized cost category | Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	$ (21,028)	$ (25,551)